Balances and Transactions with Related Parties - Composition of the transactions (Details) - EUR (€) € in Thousands			3 Months Ended	12 Months Ended
	Dec. 23, 2024	Feb. 01, 2021	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 28, 2018
Balances and Transactions with Related Parties
Transactions with other related parties				€ (23,424)	€ (201,398)	€ 84,591
Percentage of profit before tax contribution to non profit organization				0.70%
Other related parties
Balances and Transactions with Related Parties
Dividends paid/received				€ (39,510)
Purchases				(235)
Rendering of services				(4,848)		(5,467)
Payments for rights of use				(7,202)		(6,382)
Transactions with other related parties				(23,424)	(12,163)	84,591
Loans			€ 214,119	214,119	216,426
Scranton Enterprises, B.V.
Balances and Transactions with Related Parties
Interest Credits				8,484	7,830	2,093
Finance Agreements: Credits					15,000
Scranton Enterprises, B.V. | Euribor
Balances and Transactions with Related Parties
Adjustment to interest rate basis on loan to related party							2.00%
Scranton Plasma B.V.
Balances and Transactions with Related Parties
Interest Cash-pooling				9,833	22,355	10,785
Finance Agreements: Cash-pooling				44,937	29,956	80,098
Dividends paid/received				(39,510)	€ (266,406)
Shares acquisition				€ (35,000)
Term considered for dividend distribution					4 years
Scranton Plasma B.V. | Haema Plasma Kft. (Hungary)
Balances and Transactions with Related Parties
Shares acquisition		€ (35,000)
Scranton Plasma B.V. | Euribor + 2%
Balances and Transactions with Related Parties
Adjustment to interest rate basis on loan to related party			0.75%	0.75%
Juve & Camps S.A.
Balances and Transactions with Related Parties
Royalties					€ 14
Purchases				€ (83)	(8)	(169)
Probitas Fundacion Privada
Balances and Transactions with Related Parties
Management and collaboration contracts				(3,384)	(1,338)	(3,383)
Fundacion Privada Victor Grifols Lucas
Balances and Transactions with Related Parties
Management and collaboration contracts				(465)	(407)	(450)
Club Joventut Badalona, S.A.D.
Balances and Transactions with Related Parties
Rendering of services				(300)	(300)	(341)
Centurion Real State, S.A.U
Balances and Transactions with Related Parties
Payments for rights of use				(7,141)	(7,147)	(6,300)
Improvement works						3,464
Jose Antonio Grifols Lucas Foundation
Balances and Transactions with Related Parties
Management and collaboration contracts				(455)	(429)	(398)
Aurea Arrendamientos de Viviendas, S.A.
Balances and Transactions with Related Parties
Payments for rights of use				(46)	(87)	(82)
Qardio INC
Balances and Transactions with Related Parties
Purchases				(152)	(431)	€ (726)
More on Simplicity S.L.
Balances and Transactions with Related Parties
Rendering of services				(41)
Marca Grifols, S.L.
Balances and Transactions with Related Parties
Royalties	€ 187			(187)
Term of period in which license to use the brand name	99 years
Percentage of annual license fee	0.10%
Amount of annual license fee			€ 7,725		€ 7,486
Term used for calculation proportional share of annual fee	9 days
Marca Grifols, S.L. | Ralledor Holding Spain, S.L.
Balances and Transactions with Related Parties
Percentage of equity interest acquired by entity	33.00%
Medicover Forsakrings AB Magyarorsz.
Balances and Transactions with Related Parties
Rendering of services				(16)
Endo Operations Limited
Balances and Transactions with Related Parties
Rendering of services				117
Others
Balances and Transactions with Related Parties
Payments for rights of use				€ (15)